UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

CATALYST FUNDS

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.855.226.3863

Date of fiscal year end:   09/30/2011

Date of reporting period: 12/30/2010

Item 1.

Schedule of Investments (Unaudited)

The schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X for the Camelot Premium Return Fund, a series of the Trust, is as follows:

CATALYST FUNDS
CAMLET PREMIUM RETURN FUND
SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

COMMON STOCK - (5.88%)		Shares		Value

Business Development Companies - (2.88%)
Apollo Investment Corp. (a)		9,000		$ 99,630

Electric - (3.00%)
Exelon Corp.		2,500		104,100

TOTAL COMMON STOCK (Cost $204,230)				203,730

SHORT-TERM INVESTMENTS - (70.29%)

Fidelity Institutional Money Market Fund Class I, 0.25% *		2,435,208		2,435,208
TOTAL SHORT-TERM INVESTMENTS - (Cost $2,435,208)				2,435,208

TOTAL INVESTMENTS (Cost $2,639,438) - 76.17%				$ 2,638,938

CALL OPTIONS WRITTEN (Proceeds $4,859) - (0.18%)				(6,300)

PUT OPTIONS WRITTEN (Proceeds $38,696) - (1.12%)				(38,825)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 25.13%				870,759

NET ASSETS - 100.00%				$ 3,464,572

CALL OPTIONS WRITTEN (-0.18%)	Expiration Date - Exercise Price	Contracts (b)		Value

Apollo Investment Corp.	$11 - 03/19/2011	90		$ (6,300)
TOTAL CALL OPTIONS (Proceeds $4,859)			#	(6,300)

PUT OPTIONS WRITTEN (-1.12%)	Expiration Date - Exercise Price	Contracts (b)		Value

Apollo Group, Inc.	$39 - 05/21/2011	25		(9,750)
American Express Co.	$42 - 04/16/2011	25		(6,125)
Cisco Systems, Inc.	$20 - 03/19/2011	50		(4,550)
Ford Motor Co.	$16 - 03/19/2011	60		(3,900)
Men's Wearhouse, Inc.	$25 - 05/21/2011	40		(10,000)
Republic Services, Inc.	$30 - 04/16/2011	30		(4,500)

TOTAL PUT OPTIONS (Proceeds $38,696)			#	$ (38,825)

*	Rate shown represents the rate at December 31, 2010, is subject to change and resets daily.
(a) All or a portion of this security is segregated as collateral for call options written.
(b) Each contract is equivalent to 100 shares.

CATALYST FUNDS

CAMELOT PREMIUM RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund’s investments carried at fair value:

Assets

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (b)	$ 203,730	$ -	$ 203,730
Short-Term Investments	-	2,435,208	2,435,208
Total	$ 203,730	$ 2,435,208	$ 2,638,938

(a) As of and during the period since inception from December 27, 2010 through December 31, 2010, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, no reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is presented.

(b) All common stock held by the Fund are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

CATALYST FUNDS

CAMELOT PREMIUM RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

(1)

INVESTMENT VALUATION (continued)

Liabilities
Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call Options Written (c)	$ 6,300	$ -	$ 6,300
Put Options Written (c)	38,825	-	38,825
Total Liabilities Level 1	$ 45,125	$ -	$ 45,125

(c) As of and during the period since inception from December 27, 2010 through December 31, 2010, the Funds had no liabilities that were considered to be "Level 2" securities (those valued using  other significant observable inputs).  As of and during the period since inception from December 27, 2010 through December 31, 2010, the Funds had no liabilities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of liabilities in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

No securities were fair valued at December 31, 2010.

(2)

ACCOUNTING FOR OPTIONS

     Accounting for Options - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely.   The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as "straddles," "collars" or "spreads") or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset.  Each day the option contract is valued in accordance with the procedures for security valuation discussed above.  When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated.  When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid.  When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The effect of derivative instruments on the Statement of Operations for the period since inception from December 27, 2010 through December 31, 2010 were as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of Gain (Loss) on Derivatives recognized in income	Unrealized Gain (Loss) on Derivatives recognized in income
Call options written	Net change in unrealized depreciation on options written	$ (1,441)
Put options written	Net change in unrealized depreciation on options written	(129)
Totals		$ (1,570)

CATALYST FUNDS

CAMELOT PREMIUM RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

(3)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options.  The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option.  The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices.  Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss.  The buyer of a call option assumes the risk of losing its entire premium invested in the call option.  The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option.  The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(4)

OPTIONS WRITTEN

A summary of option contracts written by the Fund during the period since inception from December 27, 2010 through December 31, 2010 were as follows:

* One option contract is equivalent to one hundred shares of common stock.

 (5)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments, excluding depreciation on assets and liabilities denominated in foreign currency, at December 31, 2010 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 2,595,883	$ -	$ (2,070)	$ (2,070)

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Funds

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	February 28, 2011

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	February 28, 2011